Revenue from Contract with Customers - Schedule of Changes in Contract Liabilities (Details) - European Wax Center, Inc. and Subsidiaries $ in Thousands	9 Months Ended
Sep. 25, 2021 USD ($)
Disaggregation Of Revenue [Line Items]
Balance at December 26, 2020	$ 8,879
Revenue recognized that was included in the contract liability at the beginning of the year	(1,394)
Increase, excluding amounts recognized as revenue during the period	1,936
Balance at June 26, 2021	$ 9,421